Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment, Net
Note 13 – Property, Plant and Equipment, Net

A.	Composition

	As at December 31, 2018
	Balance at beginning of year	Additions	Disposals	Differences in translation reserves	Balance at end of year
	$ Thousands
Cost
Land, roads, buildings and leasehold improvements	42,789	4,188	(188)	(3,266)	43,523
Installations, machinery and equipment	499,431	22,388	(17,990)	(36,942)	466,887
Office furniture, equipment and motor vehicles	5,568	9,294	(2,242)	1,548	14,168
	547,788	35,870	(20,420)	(38,660)	524,578
Plants under construction	164,619	59,531	-	(17,002)	207,148
Spare parts for installations	13,390	5,007	(829)	(1,171)	16,397
	725,797	100,408	(21,249)	(56,833)	748,123

Accumulated depreciation
Land, roads, buildings and leasehold improvements	7,293	1,671	(188)	(514)	8,262
Installations, machinery and equipment	100,833	27,800	(17,970)	(7,483)	103,180
Office furniture, equipment and motor vehicles	1,507	562	(348)	(128)	1,593
	109,633	30,033	(18,506)	(8,125)	113,035

Balance as at December 31, 2018	616,164	70,375	(2,743)	(48,708)	635,088

	As at December 31, 2017
	Balance at beginning of year	Additions	Disposals	Differences in translation reserves	Sale of subsidiaries*	Balance at end of year
	$ Thousands
Cost
Land, roads, buildings and leasehold improvements	1,041,723	4,139	(1,615)	4,167	(1,005,625)	42,789
Installations, machinery and equipment	2,445,579	68,410	(70,142)	49,825	(1,994,241)	499,431
Dams	164,469	105	(5)	-	(164,569)	-
Office furniture, equipment and motor vehicles	455,352	43,744	(4,954)	11,589	(500,163)	5,568
	4,107,123	116,398	(76,716)	65,581	(3,664,598)	547,788
Plants under construction	131,178	109,709	(15)	9,356	(85,609)	164,619
Spare parts for installations	68,854	4,364	(186)	1,487	(61,129)	13,390
	4,307,155	230,471	(76,917)	76,424	(3,811,336)	725,797

Accumulated depreciation
Land, roads, buildings and leasehold improvements	83,737	20,523	(807)	530	(96,690)	7,293
Installations, machinery and equipment	637,794	112,416	(13,466)	8,547	(644,458)	100,833
Dams	48,385	8,097	(250)	-	(56,232)	-
Office furniture, equipment and motor vehicles	39,939	23,824	(1,307)	484	(61,433)	1,507
	809,855	164,860	(15,830)	9,561	(858,813)	109,633

Balance as at December 31, 2017	3,497,300	65,611	(61,087)	66,863	(2,952,523)	616,164

*	This amount includes impairment as a result of the sale of Colombian assets. The Group recorded the impairment in cost of sales of $10 million

B.	Net carrying values

	As at December 31,
	2018	2017
	$ Thousands
Land, roads, buildings and leasehold improvements	35,261	35,496
Installations, machinery and equipment	363,707	398,598
Office furniture, equipment and motor vehicles	12,575	4,061
Plants under construction	207,148	164,619
Spare parts for installations	16,397	13,390
	635,088	616,164

C.
When there is any indication of impairment, the Group’s entities perform impairment tests for their long-lived assets using fair values less cost to sell based on independent appraisals or value in use estimations, with assumptions based on past experience and current sector forecasts, described below:

•	Discount rate is a post-tax measure based on the characteristics of each CGU.

•
Cash flow projections include specific estimates for around five years and a terminal growth rate thereafter. The terminal growth rate is determined based on management’s estimate of long-term inflation.

•	Existing power purchase agreements (PPAs) signed and existing number of customers.

•
The production mix of each country was determined using specifically-developed internal forecast models that consider factors such as prices and availability of commodities, forecast demand of electricity, planned construction or the commissioning of new capacity in the country’s various technologies.

•
The distribution business profits were determined using specifically-developed internal forecast models that consider factors such as forecasted demand, fuel prices, energy purchases, collection rates, percentage of losses, quality service improvement, among others.

•
Fuel prices have been calculated based on existing supply contracts and on estimated future prices including a price differential adjustment specific to every product according to local characteristics.

•	Assumptions for energy sale and purchase prices and output of generation facilities are made based on complex specifically-developed internal forecast models for each country.

•	Demand – Demand forecast has taken into consideration the most probably economic performance as well as growth forecasts of different sources.

•
Technical performance – The forecast takes into consideration that the power plants have an appropriate preventive maintenance that permits their proper functioning and the distribution businesss has the required capital expenditure to expand and perform properly in order to reach the targeted quality levels.

D.	The amount of borrowing costs capitalized in 2018 was $8 million ($3 million in 2017).

E.	Fixed assets purchased on credit in 2018, 2017 and 2016 were $23 million, $5 million and $25 million respectively.

F.	The composition of depreciation expenses from continuing operations is as follows

	As at December 31,
	2018	2017
	$ Thousands
Depreciation charged to cost of sales	29,809	30,102
Depreciation charged to general, selling and administrative expenses	224	597
Depreciation charged to results	30,033	30,699

Amortization of intangibles charged to general, selling and administrative expenses	383	95
Depreciation and amortization from continuing operations	30,416	30,794